1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Concentrations) - Total Revenues [Member]	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Concentration risk percentage	100.00%	100.00%
Customer A [Member]
Concentration risk percentage	8.00%	16.00%
Customer B [Member]
Concentration risk percentage	6.00%	14.00%
Customer C [Member]
Concentration risk percentage	18.00%	8.00%
Customer D [Member]
Concentration risk percentage	13.00%	5.00%
Customer E [Member]
Concentration risk percentage	11.00%	4.00%
All others [Member]
Concentration risk percentage	44.00%	53.00%